[LOGO] FEDERATED INVESTORS


       American Leaders
       Fund, Inc.



       27TH SEMI-ANNUAL REPORT
       SEPTEMBER 30, 1995


       ESTABLISHED 1969


       EQUITY



President's Message


Dear Fellow Shareholder:

I am pleased to present the 27th Semi-Annual Report for American Leaders Fund, Inc. which covers the six-month period from April 1, 1995 to September 30, 1995.

This report begins with an interview with the fund's co-portfolio managers, Peter R. Anderson, Senior Vice President, and Timothy E. Keefe, Vice President, of Federated Advisers. Following this interview, there are three items of shareholder interest: a complete listing of the fund's blue-chip holdings, a series of graphs showing investment performance, and the fund's financial statements.

Fund assets increased by an impressive 51% during the six months covered by this report. They stood at $549.5 million on September 30, 1995 up $185.8
                                                                -
million from April 1, 1995. This robust growth reflects a sizable increase in the value of fund shares as well as the confidence of new shareholders and present shareholders who increased their holdings.

As a shareholder, you have ownership of over 60 high-quality, blue-chip corporations--Sears, American Express, AT&T, MCI, Merck, Intel, and General Electric.

Consistent with an extremely favorable stock market environment, American Leaders recorded strong performance during the report period. The fund's net asset value increased by approximately 15% in all share classes between the first and last day of the reporting period.

Dividends earned per share during the reporting period totaled $0.09 for Class A Shares, $0.04 for Class B Shares, $0.03 for Class C Shares, and $0.09 for Fortress Shares. In addition, shares in all four classes earned a long-term capital gain of $0.20.

Total returns based on net asset value for the period were: 17.07% for Class A shares; 16.75% for Class B Shares; 16.63% for Class C Shares; and 17.05% for Fortress Shares.*


* Performance quoted reflects past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period (based on offering price) for Class A Shares, Class B Shares, Class C Shares, and Fortress Shares were 10.64%, 11.19%, 15.60% and 14.84%, respectively.


We encourage you to reinvest your dividends and capital gains automatically in shares of American Leaders Fund, Inc. It's a convenient way to increase your opportunity to participate in the growth and earnings of blue-chip companies.

We trust you were pleased with the positive performance of your investment. As always, we welcome your comments and suggestions.


Sincerely,



John F. Donahue
President
November 15, 1995



Investment Review

Timothy E. Keefe
Vice President
Federated Advisers


Q  What are your comments on this record setting stock market?

A The equity market as measured by the S&P 500 has risen approximately 29.77% and continues as one of the strongest intermediate rallies in the past several decades. The market strength has been driven both by stronger than expected earnings gains as well as a sharp decline in interest rates. We continue to expect and hope for continued moderate growth in the economy (2%-3%) coupled with a benign inflation and interest rate environment. This combination of events, while providing a good backdrop for stocks, makes it increasingly difficult for companies to continue to report stronger than expected earnings gains, as we expect growth in corporate profits to moderate from the double digit rate of the past couple of years.

Q How did American Leaders perform for its shareholders in this favorable environment?

A Total returns based on net asset value for the period were 17.07% for Class A Shares, 16.75% for Class B Shares, 16.63% for Class C Shares, and 17.05% for
Fortress Shares.* These returns compare favorably with the total return of Growth & Income Funds in the Lipper universe, which were up an average of 15.81% over the same period.**

 * Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period (based on offering price) for Class A Shares, Class B Shares, Class C Shares, and Fortress Shares were 10.64%, 11.19%, 15.60%, and 14.84%, respectively.

** Lipper averages do not include the effect of sales charges.


Q  Can you single out some of the fund's best performing holdings?

A Over the past few months, the best performing stocks in the fund were First Interstate, General Dynamics, American Express, MCI, AT&T and Loews. Overall,
most stocks in the finance sector outperformed the market, and the fund's overweight in this sector helped performance. 'our emphasis on companies with excess cash flow and/or restructuring potential has also added to performance in the past few months. Examples include: ITT, Loews, Textron, and Sears. We have reduced our positions in the technology sector during July to a modest overweight, which has also proven itself to be a timely move as this sector has underperformed the market since mid-July.


Q Were there any stocks in the fund's portfolio that did not meet your expectations?

A Fortunately, the underperforming stocks for the quarter were also some of the fund's smallest exposures: General Instruments, Caterpillar, Toys R Us,
Intel and Deere.


Q  As we approach the end of 1995, what is your outlook for the stock market?

A The outlook going forward gets a bit more difficult, as earnings estimates have been raised to a higher level in the face of an economy that is showing continued signs of slowing. We are mindful of the perils of investing in cyclical businesses which appear statistically cheap in a strengthening economy. These companies will have an increasingly difficult time exceeding expectations going forward and, in our opinion, are vulnerable. We, therefore, are investing in stocks which exhibit steady growth characteristics and are also undervalued. We are also finding some attractive restructuring stocks which are misunderstood, have plenty of upside, and have a catalyst.

Q  What are your thoughts on the potential for a market correction?

A Our initial reaction is that it is long overdue because the market has not experienced a correction of more than 10% in over five years. However, in the stealth correction in 1994, the vast majority of stocks declined 20% or more from their 1993-1994 highs. While valuation is a problem in certain segments of the market, the market does not appear grossly overvalued. In any event, market timing is very difficult at most and totally distracting at least. 'our strategy, which has been successful in the past, is to find the best relative values among stocks.

Q  What is your strategy going forward?

A Looking ahead, we continue to seek the best relative values in a market that appears fairly valued. Consolidation, restructuring, and asset value are major themes in the value portfolios. Recent purchases including Chemical Bank and CIGNA reflect these themes. Even AT&T, which is also owned by the fund, has recognized the potential benefits of restructuring and is splitting the company. We also continue to favor companies in good businesses with superior management and industry positions. Federal National Mortgage Corporation, Federal Home Loan Mortgage Association, General Electric, Citicorp, Merck and Philip Morris are good examples of such companies. Two Ways You May Seek to Invest for Success in American Leaders Fund, Inc.


Two Ways You May Seek to Invest for Success in
American Leaders Fund, Inc.

Initial Investment:

If you had made an initial investment of $27,000 in the Class A Shares of American Leaders Fund, Inc. on 2/26/69, reinvested dividends and capital gains, and didn't redeem any shares, your account would be worth $342,522 on 9/30/95. You would have earned a 10.02%* average annual total return for the 26-year investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.
As of 9/30/95, the Class A Shares' average annual one-year, five-year, and ten-year total returns were 17.44%, 16.83%, and 12.67%, respectively. Class B Shares' average annual one-year and since inception (7/26/94) total returns were 17.96% and 16.95%, respectively. Class C Shares' average annual one-year and since inception (4/22/93) total returns were 22.54% and 12.86%, respectively. Fortress Shares' average annual one-year and since inception (7/28/93) total returns were 21.98% and 12.05%, respectively.

GRAPHIC REPRESENTATION "A" OMITTED.  SEE APPENDIX.

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.5% sales charge applicable to an initial investment in Class A Shares.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.


American Leaders Fund, Inc.

One Step at a Time:

$1,000 invested each year for 26 years (rein-vesting all dividends and capital gains) grew to $182,460.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of American Leaders Fund, Inc. on 2/26/69, reinvested your dividends and capital gains and didn't redeem any shares, you would have invested only $27,000, but your account would have reached a total value of $182,460* by 9/30/95. You would have earned an average annual total return of 12.04%.

A practical investment plan helps you pursue long-term performance from blue-chip stocks. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time and compounding to work!

GRAPHIC REPRESENTATION "B" OMITTED. SEE APPENDIX.

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.


American Leaders Fund, Inc.--
Hypothetical Investor Profile: Investing for a College Education
----------------------------------------------------------------------------

David and Joan Rice are a fictional couple who, like many shareholders, are searching for a way to make their money grow over time.

David and Joan are planning for the college education of their child in 15 years. On September 30, 1980, they invested $5,000 in the Class A Shares of American Leaders Fund, Inc. Since then, David and Joan have made additional investments of $250 every month.

As this chart shows, over 15 years, the original $5,000 investment along with their additional monthly $250 investments totaling $50,000 has grown to $173,552. This represents a 13.88% average annual total return. For the Rices, a dedicated program of monthly investment really paid off.

GRAPHIC REPRESENTATION "C" OMITTED. SEE APPENDIX.

This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.


American Leaders Fund, Inc.
Portfolio of Investments
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--93.0%
------------------------------------------------------------------------------------------------
               CONSUMER DURABLES--6.2%
               ---------------------------------------------------------------------------------
      100,000  Chrysler Corp.                                                                     $    5,300,000
               ---------------------------------------------------------------------------------
      180,000  Eastman Kodak Co.                                                                      10,665,000
               ---------------------------------------------------------------------------------
      212,100  Ford Motor Co.                                                                          6,601,612
               ---------------------------------------------------------------------------------
      387,218  Mattel, Inc.                                                                           11,374,529
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  33,941,141
               ---------------------------------------------------------------------------------  --------------
               CONSUMER NON-DURABLES--7.1%
               ---------------------------------------------------------------------------------
      120,000  Avon Products, Inc.                                                                     8,610,000
               ---------------------------------------------------------------------------------
      160,000  IBP, Inc.                                                                               8,540,000
               ---------------------------------------------------------------------------------
      160,000  Philip Morris Cos., Inc.                                                               13,360,000
               ---------------------------------------------------------------------------------
      240,000  Reebok International Ltd.                                                               8,250,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  38,760,000
               ---------------------------------------------------------------------------------  --------------
               CONSUMER SERVICES--1.3%
               ---------------------------------------------------------------------------------
      130,000  Gannett Co., Inc.                                                                       7,101,250
               ---------------------------------------------------------------------------------  --------------
               ELECTRONIC TECHNOLOGY--12.8%
               ---------------------------------------------------------------------------------
      220,000  (a)Digital Equipment Corp.                                                             10,037,500
               ---------------------------------------------------------------------------------
       59,000  General Dynamics Corp.                                                                  3,237,625
               ---------------------------------------------------------------------------------
      111,900  Hewlett-Packard Co.                                                                     9,329,663
               ---------------------------------------------------------------------------------
      112,000  Intel Corp.                                                                             6,734,000
               ---------------------------------------------------------------------------------
      108,000  International Business Machines Corp.                                                  10,192,500
               ---------------------------------------------------------------------------------
       81,078  (a)Litton Industries, Inc.                                                              3,526,893
               ---------------------------------------------------------------------------------
      200,000  Lockheed Martin Corp.                                                                  13,425,000
               ---------------------------------------------------------------------------------
       60,500  Raytheon Co.                                                                            5,142,500
               ---------------------------------------------------------------------------------
      185,500  Rockwell International Corp.                                                            8,764,875
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  70,390,556
               ---------------------------------------------------------------------------------  --------------
               ENERGY MINERALS--4.1%
               ---------------------------------------------------------------------------------
      161,200  Chevron Corp.                                                                           7,838,350
               ---------------------------------------------------------------------------------
      110,000  Mobil Corp.                                                                            10,958,750
               ---------------------------------------------------------------------------------



American Leaders Fund, Inc.
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               ENERGY MINERALS--CONTINUED
               ---------------------------------------------------------------------------------
      110,000  Tosco Corp.                                                                        $    3,795,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  22,592,100
               ---------------------------------------------------------------------------------  --------------
               FINANCE--21.4%
               ---------------------------------------------------------------------------------
      150,000  Aflac, Inc.                                                                             6,225,000
               ---------------------------------------------------------------------------------
      102,800  Allstate Corp.                                                                          4,870,150
               ---------------------------------------------------------------------------------
      200,000  American Express Co.                                                                    8,875,000
               ---------------------------------------------------------------------------------
       81,000  CIGNA Corp.                                                                             8,434,125
               ---------------------------------------------------------------------------------
      122,800  Chemical Banking Corp.                                                                  7,475,450
               ---------------------------------------------------------------------------------
      146,571  Citicorp                                                                               10,369,919
               ---------------------------------------------------------------------------------
      200,000  Dean Witter, Discover & Co.                                                            11,250,000
               ---------------------------------------------------------------------------------
      175,000  Federal Home Loan Mortgage Corp.                                                       12,096,875
               ---------------------------------------------------------------------------------
      100,000  Federal National Mortgage Association                                                  10,350,000
               ---------------------------------------------------------------------------------
       44,800  First Interstate Bancorp                                                                4,513,600
               ---------------------------------------------------------------------------------
      151,300  Lehman Brothers Holdings, Inc.                                                          3,498,813
               ---------------------------------------------------------------------------------
      200,000  Mellon Bank Corp.                                                                       8,925,000
               ---------------------------------------------------------------------------------
      110,500  Providian Corp.                                                                         4,585,750
               ---------------------------------------------------------------------------------
      157,132  The PMI Group, Inc.                                                                     5,558,544
               ---------------------------------------------------------------------------------
      200,000  Travelers Group, Inc.                                                                  10,625,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                 117,653,226
               ---------------------------------------------------------------------------------  --------------
               HEALTH TECHNOLOGY--7.2%
               ---------------------------------------------------------------------------------
      110,000  American Home Products Corp.                                                            9,336,250
               ---------------------------------------------------------------------------------
      112,700  Becton, Dickinson & Co.                                                                 7,086,012
               ---------------------------------------------------------------------------------
      167,900  Bristol-Myers Squibb Co.                                                               12,235,713
               ---------------------------------------------------------------------------------
      100,000  Ivax Corp.                                                                              3,012,500
               ---------------------------------------------------------------------------------
      140,000  Merck & Co., Inc.                                                                       7,840,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  39,510,475
               ---------------------------------------------------------------------------------  --------------
               PROCESS INDUSTRIES--5.6%
               ---------------------------------------------------------------------------------
      116,000  Du Pont (E.I.) de Nemours & Co.                                                         7,975,000
               ---------------------------------------------------------------------------------



American Leaders Fund, Inc.
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               PROCESS INDUSTRIES--CONTINUED
               ---------------------------------------------------------------------------------
      122,000  Eastman Chemical Co.                                                               $    7,808,000
               ---------------------------------------------------------------------------------
       80,000  Great Lakes Chemical Corp.                                                              5,410,000
               ---------------------------------------------------------------------------------
      200,000  Scott Paper Co.                                                                         9,700,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  30,893,000
               ---------------------------------------------------------------------------------  --------------
               PRODUCER MANUFACTURING--11.6%
               ---------------------------------------------------------------------------------
       43,700  Deere & Co.                                                                             3,556,087
               ---------------------------------------------------------------------------------
      112,600  (a)FMC Corp.                                                                            8,557,600
               ---------------------------------------------------------------------------------
      116,500  General Electric Co.                                                                    7,426,875
               ---------------------------------------------------------------------------------
      100,000  ITT Corp.                                                                              12,400,000
               ---------------------------------------------------------------------------------
       58,300  Loews Corp.                                                                             8,482,650
               ---------------------------------------------------------------------------------
      280,000  Philips Electronics N.V., ADR                                                          13,650,000
               ---------------------------------------------------------------------------------
      144,100  Textron, Inc.                                                                           9,834,825
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  63,908,037
               ---------------------------------------------------------------------------------  --------------
               RETAIL TRADE--3.9%
               ---------------------------------------------------------------------------------
      247,600  American Stores Co.                                                                     7,025,650
               ---------------------------------------------------------------------------------
      169,500  Sears, Roebuck & Co.                                                                    6,250,313
               ---------------------------------------------------------------------------------
      300,000  (a)Toys "R" Us, Inc.                                                                    8,100,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  21,375,963
               ---------------------------------------------------------------------------------  --------------
               TECHNOLOGY SERVICES--3.7%
               ---------------------------------------------------------------------------------
      274,500  Computer Associates International, Inc.                                                11,597,625
               ---------------------------------------------------------------------------------
      192,200  General Motors Corp., Class E                                                           8,745,100
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  20,342,725
               ---------------------------------------------------------------------------------  --------------
               TRANSPORTATION--3.6%
               ---------------------------------------------------------------------------------
      221,000  Consolidated Rail Corp.                                                                15,193,750
               ---------------------------------------------------------------------------------
      100,000  Kansas City Southern Industries, Inc.                                                   4,550,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  19,743,750
               ---------------------------------------------------------------------------------  --------------
               UTILITIES--4.5%
               ---------------------------------------------------------------------------------
      191,500  AT&T Corp.                                                                             12,591,125
               ---------------------------------------------------------------------------------



American Leaders Fund, Inc.
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               UTILITIES--CONTINUED
               ---------------------------------------------------------------------------------
      200,000  Enron Corp.                                                                        $    6,700,000
               ---------------------------------------------------------------------------------
      205,000  MCI Communications Corp.                                                                5,342,813
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  24,633,938
               ---------------------------------------------------------------------------------  --------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $396,958,024)                                    510,846,161
               ---------------------------------------------------------------------------------  --------------
CONVERTIBLE PREFERRED STOCKS--2.2%
------------------------------------------------------------------------------------------------
               CONSUMER NON-DURABLES--0.7%
               ---------------------------------------------------------------------------------
      544,000  RJR Nabisco Holdings Corp., Conv. Pfd., Series C, $.60                                  3,672,000
               ---------------------------------------------------------------------------------  --------------
               FINANCE--1.5%
               ---------------------------------------------------------------------------------
      104,814  Citicorp, PERCS, Series 15, $1.22                                                       2,122,483
               ---------------------------------------------------------------------------------
      111,000  Merrill Lynch & Co., Inc., STRYPES, Series MGIC, $3.12                                  6,077,250
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   8,199,733
               ---------------------------------------------------------------------------------  --------------
               TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST $10,916,935)                       11,871,733
               ---------------------------------------------------------------------------------  --------------
CONVERTIBLE SECURITIES--0.8%
------------------------------------------------------------------------------------------------
               ELECTRONIC TECHNOLOGY--0.8%
               ---------------------------------------------------------------------------------
    3,425,000  General Instrument Corp., Conv. Jr. Sub. Note, 5.00%, 6/15/2000                         4,580,698
               ---------------------------------------------------------------------------------  --------------
               TOTAL CONVERTIBLE SECURITIES (IDENTIFIED COST $3,662,798)                               4,580,698
               ---------------------------------------------------------------------------------  --------------
(b)REPURCHASE AGREEMENT--2.7%
------------------------------------------------------------------------------------------------
   15,080,000  J.P. Morgan & Co., Inc., 6.48%, dated 9/29/1995, due 10/2/1995
               (at amortized cost)                                                                    15,080,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (IDENTIFIED COST $426,617,757)(c)                                $  542,378,592
               ---------------------------------------------------------------------------------  --------------


(a) Non-income producing security.
(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.
(c) The cost of investments for federal tax purposes amounts to $426,617,757. The net unrealized appreciation of investments on a federal tax basis amounts to $115,760,835 which is comprised of $118,173,076 appreciation and $2,412,241 depreciation at September 30, 1995.
Note: The categories of investments are shown as a percentage of net assets
      ($549,486,642) at September 30, 1995.
The following acronym(s) are used throughout this portfolio:
ADR--American Depositary Receipt.
PERCS--Preferred Equity Redemption Cumulative Stock.
STRYPES--Structured Yield Product Exchangeable for Stock.
(See Notes which are an integral part of the Financial Statements)


American Leaders Fund, Inc.
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $426,617,757)                     $542,378,592
---------------------------------------------------------------------------------------------------
Cash                                                                                                   1,298,838
---------------------------------------------------------------------------------------------------
Income receivable                                                                                      1,423,221
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        3,857,601
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                             3,945,835
---------------------------------------------------------------------------------------------------  -----------
    Total assets                                                                                     552,904,087
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                                         $2,591,200
----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                 202,650
----------------------------------------------------------------------------------------
Accrued expenses                                                                            623,595
----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                  3,417,445
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS for 30,485,342 shares outstanding                                                         $549,486,642
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $417,492,246
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                           115,760,835
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                          14,077,292
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                    2,156,269
---------------------------------------------------------------------------------------------------  -----------
    Total Net Assets                                                                                 $549,486,642
---------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
CLASS A SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($363,153,568 / 20,150,695 shares outstanding)                                  $18.02
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/94.50 of $18.02)*                                                           $19.07
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share                                                                             $18.02
---------------------------------------------------------------------------------------------------  -----------
FORTRESS SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($39,365,986 / 2,184,373 shares outstanding)                                    $18.02
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/99.00 of $18.02)*                                                           $18.20
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $18.02)**                                                     $17.84
---------------------------------------------------------------------------------------------------  -----------
CLASS C SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($29,158,287 / 1,618,182 shares outstanding)                                    $18.02
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $18.02
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $18.02)**                                                     $17.84
---------------------------------------------------------------------------------------------------  -----------
CLASS B SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($117,808,801 / 6,532,092 shares outstanding)                                   $18.04
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $18.04
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50/100 of $18.04)**                                                     $17.05
---------------------------------------------------------------------------------------------------  -----------


 *See "What Shares Cost" in the Prospectus.

**See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


American Leaders Fund, Inc.
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended September 30, 1995 (unaudited)

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends                                                                                             $4,568,045
----------------------------------------------------------------------------------------------------
Interest                                                                                                 669,159
----------------------------------------------------------------------------------------------------  ----------
    Total income                                                                                       5,237,204
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                    $1,490,891
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    167,887
-----------------------------------------------------------------------------------------
Custodian fees                                                                                26,738
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     297,448
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      5,217
-----------------------------------------------------------------------------------------
Auditing fees                                                                                 10,380
-----------------------------------------------------------------------------------------
Legal fees                                                                                     8,328
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     67,260
-----------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                     90,979
-----------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                    295,348
-----------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                     383,801
-----------------------------------------------------------------------------------------
Shareholder services fee--Fortress Shares                                                     41,871
-----------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                      30,326
-----------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                      98,449
-----------------------------------------------------------------------------------------
Share registration costs                                                                      65,100
-----------------------------------------------------------------------------------------
Printing and postage                                                                         103,089
-----------------------------------------------------------------------------------------
Insurance premiums                                                                             4,971
-----------------------------------------------------------------------------------------
Taxes                                                                                         27,450
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                  5,580
-----------------------------------------------------------------------------------------  ---------
    Total expenses                                                                         3,221,113
-----------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------
  Waiver of shareholder services fee--Class A Shares                            $(132,430)
------------------------------------------------------------------------------
  Waiver of shareholder services fee--Fortress Shares                              (3,350)
------------------------------------------------------------------------------
  Waiver of shareholder services fee--Class C Shares                               (3,184)
------------------------------------------------------------------------------
  Waiver of shareholder services fee--Class B Shares                              (47,256)
------------------------------------------------------------------------------  ---------
    Total waivers                                                                           (186,220)
-----------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                   3,034,893
----------------------------------------------------------------------------------------------------  ----------
            Net investment income                                                                      2,202,311
----------------------------------------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                      14,103,251
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                  53,156,263
----------------------------------------------------------------------------------------------------  ----------
    Net realized and unrealized gain on investments                                                   67,259,514
----------------------------------------------------------------------------------------------------  ----------
        Change in net assets resulting from operations                                               $69,461,825
----------------------------------------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)


American Leaders Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                                 (UNAUDITED)          YEAR ENDED
                                                                             SEPTEMBER 30, 1995     MARCH 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------
Net investment income                                                          $     2,202,311      $    4,809,826
--------------------------------------------------------------------------
Net realized gain (loss) on investments ($14,103,251 net gain and
$9,972,646 net gain, respectively, as computed for federal tax
purposes)                                                                           14,103,251           9,972,646
--------------------------------------------------------------------------
Net change in unrealized appreciation                                               53,156,263          20,096,284
--------------------------------------------------------------------------  ---------------------  ----------------
    Change in net assets resulting from operations                                  69,461,825          34,878,756
--------------------------------------------------------------------------  ---------------------  ----------------
NET EQUALIZATION CREDITS (DEBITS)--                                                    393,446             200,306
--------------------------------------------------------------------------  ---------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------------------
  Class A Shares                                                                    (1,694,060)         (3,982,898)
--------------------------------------------------------------------------
  Fortress Shares                                                                     (175,646)           (364,849)
--------------------------------------------------------------------------
  Class C Shares                                                                       (36,760)           (139,250)
--------------------------------------------------------------------------
  Class B Shares                                                                      (179,334)           (190,153)
--------------------------------------------------------------------------
Distributions from net realized gains
--------------------------------------------------------------------------
  Class A Shares                                                                    (3,548,844)         (5,729,133)
--------------------------------------------------------------------------
  Fortress Shares                                                                     (386,709)           (557,910)
--------------------------------------------------------------------------
  Class C Shares                                                                      (162,883)           (380,985)
--------------------------------------------------------------------------
  Class B Shares                                                                      (948,390)           (393,441)
--------------------------------------------------------------------------  ---------------------  ----------------
    Change in net assets resulting from distributions to shareholders               (7,132,626)        (11,738,619)
--------------------------------------------------------------------------  ---------------------  ----------------
SHARE TRANSACTIONS (EXCLUSIVE OF AMOUNTS ALLOCATED TO
NET INVESTMENT INCOME)--
--------------------------------------------------------------------------
Proceeds from sale of shares                                                       151,202,170         130,916,674
--------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                                            5,797,878           9,247,755
--------------------------------------------------------------------------
Cost of shares redeemed                                                            (33,927,686)        (53,847,424)
--------------------------------------------------------------------------  ---------------------  ----------------
    Change in net assets resulting from share transactions                         123,072,362          86,317,005
--------------------------------------------------------------------------  ---------------------  ----------------
         Change in net assets                                                      185,795,007         109,657,448
--------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------
Beginning of period                                                                363,691,635         254,034,187
--------------------------------------------------------------------------  ---------------------  ----------------
End of period (including undistributed net investment income of
$2,156,269 and $1,646,312, respectively)                                       $   549,486,642      $  363,691,635
--------------------------------------------------------------------------  ---------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


American Leaders Fund, Inc.
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS
                             ENDED
                          (UNAUDITED)
                         SEPTEMBER 30,                                    YEAR ENDED MARCH 31,
                             1995          1995       1994       1993       1992       1991       1990       1989       1988
NET ASSET VALUE,
BEGINNING OF PERIOD        $   15.66     $   14.58  $   14.90  $   13.88  $   13.18  $   12.21  $   13.04  $   12.55  $   14.21
----------------------
INCOME FROM INVESTMENT
OPERATIONS
----------------------
 Net investment income          0.10          0.25       0.23       0.29       0.29       0.37       0.55       0.50       0.45
----------------------
 Net realized and
 unrealized gain
 (loss) on investments          2.55          1.42       0.18       2.05       1.34       1.28       0.36       1.08      (1.21)
----------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total from investment
 operations                     2.65          1.67       0.41       2.34       1.63       1.65       0.91       1.58      (0.76)
----------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
----------------------
 Distributions from
 net investment income         (0.09)        (0.24)     (0.24)     (0.28)     (0.28)     (0.38)     (0.56)     (0.50)     (0.43)
----------------------
 Distributions from
 net realized gain
 on investment
 transactions                  (0.20)        (0.35)     (0.49)     (1.04)     (0.65)     (0.30)     (1.18)     (0.59)     (0.47)
----------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total distributions           (0.29)        (0.59)     (0.73)     (1.32)     (0.93)     (0.68)     (1.74)     (1.09)     (0.90)
----------------------        ------     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END
OF PERIOD                  $   18.02     $   15.66  $   14.58  $   14.90  $   13.88  $   13.18  $   12.21  $   13.04  $   12.55
----------------------     ---------     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (a)               17.07%        11.87%      2.76%     18.31%     12.91%     14.17%      7.13%     13.23%     (5.32%)
----------------------
RATIOS TO AVERAGE NET
ASSETS
----------------------
 Expenses                       1.19%*        1.23%      1.18%      1.13%      1.02%      1.02%      1.01%      1.01%      1.00%
----------------------
 Net investment income          1.16%*        1.71%      1.48%      2.07%      2.12%      3.06%      4.23%      3.85%      3.35%
----------------------
 Expense waiver/
 reimbursement (b)              0.09%*         --         --        0.06%      0.16%      0.30%      0.35%      0.12%      0.11%
----------------------
SUPPLEMENTAL DATA
----------------------
 Net assets, end of
 period (000 omitted)          $363,154   $268,470   $226,857   $202,866   $171,210   $149,360   $147,235   $149,049   $158,818
----------------------
 Portfolio turnover               24   %        34%        27%        39%        67%        57%        50%        27%        65%
----------------------

                          1987
NET ASSET VALUE,
BEGINNING OF PERIOD     $   13.64
----------------------
INCOME FROM INVESTMENT
OPERATIONS
----------------------
 Net investment income       0.46
----------------------
 Net realized and
 unrealized gain
 (loss) on investments       1.81
----------------------  ---------
 Total from investment
 operations                  2.27
----------------------  ---------
LESS DISTRIBUTIONS
----------------------
 Distributions from
 net investment income      (0.47)
----------------------
 Distributions from
 net realized gain
 on investment
 transactions               (1.23)
----------------------  ---------
 Total distributions        (1.70)
----------------------  ---------
NET ASSET VALUE, END
OF PERIOD               $   14.21
----------------------  ---------
TOTAL RETURN (a)            18.38%
----------------------
RATIOS TO AVERAGE NET
ASSETS
----------------------
 Expenses                    1.00%
----------------------
 Net investment income       3.44%
----------------------
 Expense waiver/
 reimbursement (b)            0.12%
----------------------
SUPPLEMENTAL DATA
----------------------
 Net assets, end of
 period (000 omitted)    $157,999
----------------------
 Portfolio turnover            28%
----------------------


  * Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


American Leaders Fund, Inc.
Financial Highlights--Fortress Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              SIX MONTHS
                                                                                 ENDED
                                                                              (UNAUDITED)           YEAR ENDED
                                                                             SEPTEMBER 30,          MARCH 31,
                                                                                  1995           1995       1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                           $   15.66      $   14.58   $   14.95
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------
  Net investment income                                                             0.11           0.25        0.16
-------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                            2.54           1.42       (0.20)
-------------------------------------------------------------------------        -------      ---------  -----------
  Total from investment operations                                                  2.65           1.67       (0.04)
-------------------------------------------------------------------------        -------      ---------  -----------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------
  Distributions from net investment income                                         (0.09)         (0.24)      (0.16)
-------------------------------------------------------------------------
  Distributions from net realized gain on investment transactions                  (0.20)         (0.35)      (0.17)
-------------------------------------------------------------------------        -------      ---------  -----------
  Total distributions                                                              (0.29)         (0.59)      (0.33)
-------------------------------------------------------------------------        -------      ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                 $   18.02      $   15.66   $   14.58
-------------------------------------------------------------------------        -------      ---------  -----------
TOTAL RETURN (b)                                                                   17.05%         11.80%      (0.30%)
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------
  Expenses                                                                          1.26%*         1.27%       1.35%*
-------------------------------------------------------------------------
  Net investment income                                                             1.10%*         1.69%       1.51%*
-------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                  0.02%*         --          --
-------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                        $39,366       $28,495      $15,282
-------------------------------------------------------------------------
  Portfolio turnover                                                                  24%          34%           27%
-------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from July 27, 1993 (date of initial public offering) to March 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


American Leaders Fund, Inc.
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              SIX MONTHS
                                                                                 ENDED
                                                                              (UNAUDITED)           YEAR ENDED
                                                                             SEPTEMBER 30,          MARCH 31,
                                                                                  1995           1995       1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                           $   15.66      $   14.55   $   14.70
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------
  Net investment income                                                             0.04           0.14        0.12
-------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                            2.55           1.45        0.35
-------------------------------------------------------------------------        -------      ---------  -----------
  Total from investment operations                                                  2.59           1.59        0.47
-------------------------------------------------------------------------        -------      ---------  -----------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------
  Distributions from net investment income                                         (0.03)         (0.13)      (0.13)
-------------------------------------------------------------------------
  Distributions from net realized gain on investment transactions                  (0.20)         (0.35)      (0.49)
-------------------------------------------------------------------------        -------      ---------  -----------
  Total distributions                                                              (0.23)         (0.48)      (0.62)
-------------------------------------------------------------------------        -------      ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                 $   18.02      $   15.66   $   14.55
-------------------------------------------------------------------------        -------      ---------  -----------
TOTAL RETURN (b)                                                                   16.63%         11.23%       3.16%
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------
  Expenses                                                                          2.00%*         2.04%       2.11%*
-------------------------------------------------------------------------
  Net investment income                                                             0.36%*         0.91%       0.71%*
-------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                  0.03%*       --              --
-------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                        $29,158        $20,055     $11,895
-------------------------------------------------------------------------
  Portfolio turnover                                                                  24%            34%         27%
-------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from April 21, 1993 (date of initial public offering) to March 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are integral part of the Financial Statements)


American Leaders Fund, Inc.
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          SIX MONTHS ENDED
                                                                             (UNAUDITED)          PERIOD ENDED
                                                                         SEPTEMBER 30, 1995     MARCH 31, 1995(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                          $   15.67             $   14.97
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------
  Net investment income                                                            0.05                  0.13
----------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                           2.56                  0.92
----------------------------------------------------------------------          -------               -------
  Total from investment operations                                                 2.61                  1.05
----------------------------------------------------------------------          -------               -------
LESS DISTRIBUTIONS
----------------------------------------------------------------------
  Distributions from net investment income                                        (0.04)                (0.12)
----------------------------------------------------------------------
  Distributions from net realized gain on investment transactions                 (0.20)                (0.23)
----------------------------------------------------------------------          -------               -------
  Total distributions                                                             (0.24)                (0.35)
----------------------------------------------------------------------          -------               -------
NET ASSET VALUE, END OF PERIOD                                                $   18.04             $   15.67
----------------------------------------------------------------------          -------               -------
TOTAL RETURN (b)                                                                  16.75%                 7.28%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------
  Expenses                                                                         1.90%*                1.95%*
----------------------------------------------------------------------
  Net investment income                                                            0.46%*                1.09%*
----------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                 0.12%*                0.12%*
----------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                      $117,809               $46,671
----------------------------------------------------------------------
  Portfolio turnover                                                                 24%                   34%
----------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from July 25, 1994 (date of initial public offering) to March 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


American Leaders Fund, Inc.
Notes to Financial Statements
--------------------------------------------------------------------------------
September 30, 1995 (unaudited)

1. ORGANIZATION

American Leaders Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Fortress Shares, Class C Shares and Class B Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on


American Leaders Fund, Inc.
--------------------------------------------------------------------------------
     the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At September 30, 1995, par value shares ($0.20 per share) authorized were as follows:

                                     NUMBER OF PAR VALUE
CLASS NAME                            SHARES AUTHORIZED
Class A Shares                               30,000,000
Fortress Shares                              25,000,000
Class C Shares                               25,000,000
Class B Shares                               20,000,000
                                      -----------------
  Total shares authorized                 1,000,000,000
                                      -----------------


Transactions in shares were as follows:

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                            SEPTEMBER 30, 1995             MARCH 31, 1995
CLASS A SHARES                                            SHARES         AMOUNT        SHARES         AMOUNT
Shares sold                                               4,226,014  $   71,656,533    3,930,179  $   58,226,085
------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                           257,009       4,273,596      534,011       7,763,914
------------------------------------------------------
Shares redeemed                                          (1,476,717)    (24,687,914)  (2,880,782)    (42,703,397)
------------------------------------------------------  -----------  --------------  -----------  --------------
     Net change resulting from
     Class A Share transactions                           3,006,306  $   51,242,215    1,583,408  $   23,286,602
------------------------------------------------------  -----------  --------------  -----------  --------------



American Leaders Fund, Inc.
--------------------------------------------------------------------------------

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                            SEPTEMBER 30, 1995             MARCH 31, 1995
FORTRESS SHARES                                           SHARES         AMOUNT        SHARES         AMOUNT
Shares sold                                                 521,023  $    8,775,827    1,145,830  $   17,066,187
------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                            25,256         422,907       45,561         661,854
------------------------------------------------------
Shares redeemed                                            (181,721)     (3,038,132)    (419,627)     (6,224,206)
------------------------------------------------------  -----------  --------------  -----------  --------------
     Net change resulting from
     Fortress Share transactions                            364,558  $    6,160,602      771,764  $   11,503,835
------------------------------------------------------  -----------  --------------  -----------  --------------

                                                               SIX MONTHS ENDED              YEAR ENDED
                                                              SEPTEMBER 30, 1995           MARCH 31, 1995
CLASS C SHARES                                              SHARES        AMOUNT        SHARES       AMOUNT
Shares sold                                                  437,588  $    7,383,766     689,500  $  10,271,475
--------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                             11,184         185,626      20,770        300,523
--------------------------------------------------------
Shares redeemed                                             (111,268)     (1,874,337)   (246,875)    (3,662,616)
--------------------------------------------------------  ----------  --------------  ----------  -------------
     Net change resulting from
     Class C Share transactions                              337,504  $    5,695,055     463,395  $   6,909,382
--------------------------------------------------------  ----------  --------------  ----------  -------------

                                                               SIX MONTHS ENDED              YEAR ENDED
                                                              SEPTEMBER 30, 1995         MARCH 31, 1995 (a)
CLASS B SHARES                                              SHARES        AMOUNT        SHARES       AMOUNT
Shares sold                                                3,755,849  $   63,386,044   3,026,730  $  45,352,927
--------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                             55,046         915,749      36,359        521,464
--------------------------------------------------------
Shares redeemed                                             (257,248)     (4,327,303)    (84,644)    (1,257,205)
--------------------------------------------------------  ----------  --------------  ----------  -------------
     Net change resulting from
     Class B Share transactions                            3,553,647  $   59,974,490   2,978,445  $  44,617,186
--------------------------------------------------------  ----------  --------------  ----------  -------------
          Net change resulting from
          share transactions                               7,262,015  $  123,072,362   5,797,012  $  86,317,005
--------------------------------------------------------  ----------  --------------  ----------  -------------


(a) Reflects operations for the period from July 25, 1994 (date of initial public offering) to March 31, 1995.


American Leaders Fund, Inc.
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
(a) a maximum of .55 of 1% of the average daily net assets of the Fund, and (b) 4.5% of the gross income of the Fund, excluding capital gains or losses.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule, annually, to compensate FSC.

                          % OF AVERAGE DAILY
   SHARE CLASS NAME      NET ASSETS OF CLASS
    Class B Shares            0.75 of 1%
    Class C Shares            0.75 of 1%


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets for each class of shares of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.


American Leaders Fund, Inc.
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1995, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  223,136,960
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  102,766,057
--------------------------------------------------------------------------------------------------  --------------



Directors                                              Officers
-----------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                            President
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                         Executive Vice President
J. Christopher Donahue                                    Edward C. Gonzales
James E. Dowd                                               Executive Vice President
Lawrence D. Ellis, M.D.                                   John W. McGonigle
Edward L. Flaherty, Jr.                                     Executive Vice President and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                             Vice President
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                            Treasurer
Marjorie P. Smuts                                         Charles H. Field
                                                            Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[LOGO] FEDERATED FUNDS
       Where Experts Invest

Federated Securities Corp., is the distributor of the fund.

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 027128107
Cusip 027128206
Cusip 027128404
Cusip 027128305


AMERICAN LEADERS FUND, INC. APPENDIX

A. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $27,000 in American Leaders Fund, Inc. - Class A Shares on February 26, 1969, would have grown to $342,522 by September 30, 1995.. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1969 to 1995, and the right margin reflects a total investment range from $0 to $350,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

B. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that $1,000 invested each year for 26 years in American Leaders Fund, Inc. - Class A Shares beginning on February 26, 1969, would have grown to $182,460 by September 30, 1995.. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1969 to 1995, and the right margin reflects a total investment range from $0 to $200,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

C. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $5,000 invested in American Leaders Fund, Inc. - Class A Shares on September 30, 1980, would have grown to $173,552 by September 30, 1995.. The "x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1980 to 1995, and the right margin reflects a total investment range from $0 to $200,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested